CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED) - GBP (£) £ in Millions	Jun. 30, 2025		Dec. 31, 2024
Assets
Cash and balances at central banks	£ 64,225		£ 62,705
Financial assets at fair value through profit or loss	221,942		215,925
Derivative financial instruments	22,943		24,065
Loans and advances to banks	7,500		7,900
Loans and advances to customers	471,598		459,857
Reverse repurchase agreements	45,964		49,476
Debt securities	13,175		14,544
Financial assets at amortised cost	538,237		531,777
Financial assets at fair value through other comprehensive income	33,888		30,690
Goodwill and other intangible assets	8,042		8,188
Current tax recoverable	1,227		526
Deferred tax assets	4,428		5,005
Retirement benefit assets	2,953		3,028
Other assets	21,397		24,788
Total assets	919,282		906,697
Liabilities
Deposits from banks	7,695		6,158
Customer deposits	493,932		482,745
Repurchase agreements at amortised cost	38,248		37,760
Financial liabilities at fair value through profit or loss	28,754		27,611
Derivative financial instruments	19,879		21,676
Notes in circulation	2,119		2,121
Debt securities in issue at amortised cost	68,301		70,834
Liabilities arising from insurance and participating investment contracts	124,952		122,064
Liabilities arising from non-participating investment contracts	52,285		51,228
Other liabilities	23,107		25,918
Retirement benefit obligations	119		122
Current tax liabilities	63		45
Deferred tax liabilities	120		125
Provisions	2,176		2,313
Subordinated liabilities	10,661		10,089
Total liabilities	872,411		860,809
Equity
Share capital	6,003		6,062
Share premium account	18,781		18,720
Other reserves	9,986		8,827
Retained profits	5,624		5,912
Ordinary shareholders’ equity	40,394		39,521
Other equity instruments	6,323		6,195
Total equity excluding non-controlling interests	46,717		45,716
Non-controlling interests	154		172
Total equity	46,871	[1]	45,888	[2]
Total equity and liabilities	£ 919,282		£ 906,697

[1]	[3]Total equity attributable to owners of the parent was £46,717 million.
[2]	Total equity attributable to owners of the parent was £45,716 million.